Financial Instruments - Contractual Maturity Dates of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carrying amount at
Bank loans	€ 4,041,522	€ 3,707,053
Other financial liabilities	1,001,387	882,060
Bonds and other marketable securities	4,691,659	4,743,529
Lease liabilities	1,016,944	873,724
Payable to suppliers	731,918	628,992
Other current liabilities	14,261	43,562
Financial derivatives	4,736	875
Financial liabilities	4,736	875
Total carrying amount	11,502,427	10,879,795
Contractual flows
Bank loans	5,193,051	4,309,621
Other financial liabilities	1,685,824	1,294,873
Bonds and other marketable securities	5,468,068	5,663,320
Lease liabilities	1,016,944	873,724
Payable to suppliers	731,918	628,992
Other current liabilities	14,262	43,562
Financial derivatives	4,736	875
Total contractual flows	14,114,803	12,814,966
6 months or less
Carrying amount at
Lease liabilities	51,088	24,640
Financial derivatives	733	875
Contractual flows
Bank loans	527,770	476,397
Other financial liabilities	169,278	41,934
Bonds and other marketable securities	190,453	2,215,138
Lease liabilities	51,088	24,640
Payable to suppliers	731,675	622,091
Other current liabilities	11,364	42,387
Financial derivatives	733	875
Total contractual flows	1,682,361	3,423,462
6 - 12 months
Carrying amount at
Lease liabilities	51,268	23,927
Contractual flows
Bank loans	148,914	78,524
Other financial liabilities	18,656	1,300
Bonds and other marketable securities	75,951	170,572
Lease liabilities	51,268	23,927
Payable to suppliers	243	6,901
Other current liabilities	2,898	1,175
Total contractual flows	297,930	282,399
In the second year
Carrying amount at
Lease liabilities	57,695	47,595
Financial derivatives	12
Contractual flows
Bank loans	488,105	102,070
Other financial liabilities	124,822	164,718
Bonds and other marketable securities	147,903	48,538
Lease liabilities	57,695	47,595
Financial derivatives	12
Total contractual flows	818,537	362,921
In the third to fifth years
Carrying amount at
Lease liabilities	218,384	184,032
Financial derivatives	3,991
Contractual flows
Bank loans	4,028,262	3,641,777
Other financial liabilities	441,933	448,161
Bonds and other marketable securities	5,053,761	3,145,255
Lease liabilities	218,384	184,032
Financial derivatives	3,991
Total contractual flows	9,746,331	7,419,225
More than 5 years
Carrying amount at
Lease liabilities	638,509	593,529
Contractual flows
Bank loans		10,853
Other financial liabilities	931,135	638,760
Bonds and other marketable securities		83,817
Lease liabilities	638,509	593,529
Total contractual flows	€ 1,569,644	€ 1,326,959